10. Shareholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2017
Shareholders Equity Tables
Acquisition

Snowstorm Exploration LLC

Assets acquired ($000s)
Current assets	2
Mineral interests	13,988
Reclamation deposits	337
14,327

Consideration paid (000s)
Share issuance	10,073
Warrants	3,275
Acquisition costs	979
14,327

SnipGold

Assets acquired and liabilities assumed ($000s)
Current assets	566
Mineral interests	16,441
Current liabilities	(8)
Provision for reclamation liabilities	(2,224)
14,775

Consideration paid ($000s)
Share issuance	12,452
Options and warrants	619
Acquisition costs	1,704
14,775

Stock option and RSU transactions
	Options			RSUs		Total
		Weighted Average Exercise Price ($)	Amortized Value of options ($000s)		Amortized Value of RSUs ($000s)	Stock-based Compensation ($000s)
Outstanding January 1, 2017	3,701,595	11.76	14,653	125,500	98	14,751
Granted	605,000	13.14	-	65,000	136	136
Exercised option or vested RSU	(190,984)	11.87	(752)	(62,750)	(656)	(1,408)
Expired	(497,102)	16.47	(4,312)	-	-	(4,312)
Amortized value of stock based compensation
granted in prior years	-	-	6,169	-	1,213	7,382
Outstanding December 31, 2017	3,618,509	11.34	15,758	127,750	791	16,549

Exercisable at December 31, 2017	1,721,287

	Options			RSUs		Total
		Weighted Average Exercise Price ($)	Amortized Value of options ($000s)		Amortized Value of RSUs ($000s)	Stock-based Compensation ($000s)
Outstanding January 1, 2016	3,585,000	14.15	21,602	183,250	989	22,591
Granted	1,145,801	12.04	1,873	125,500	98	1,971
Exercised option or vested RSU	(303,644)	10.68	(1,273)	(183,250)	(1,835)	(3,108)
Expired	(725,562)	24.41	(9,021)	-	-	(9,021)
Amortized value of stock based compensation
granted in prior years	-	-	1,472	-	846	2,318
Outstanding December 31, 2016	3,701,595	11.76	14,653	125,500	98	14,751

Exercisable at December 31, 2016	2,115,762

Options outstanding
	Options Outstanding		Options Exercisable
Exercise price	Number	Remaining	Number
	outstanding	contractual life	Exercisable
$12.60	530,000	2 months	530,000
$12.61	100,000	6 months	100,000
$8.00	50,000	1 years	50,000
$10.36	400,000	1 years 3 months	400,000
$9.72	50,000	1 years 6 months	50,000
$9.00	425,000	2 years 4 months	-
$11.13	350,000	3 years	360,000
$13.52	100,000	3 years	66,666
$17.16	50,000	3 year 5 months	16,667
$17.14	50,000	3 year 8 months	-
$10.45	865,833	4 years	105,278
$13.14	605,000	5 year	-
$6.30	42,676	1 year 1 month to 3 years 3 months	42,676
	3,618,509		1,721,287

Fair value of options granted assumptions
	2017	2016
Dividend yield	Nil	Nil
Expected volatility	59-62%	44-73%
Risk-free rate of return	1.2-1.7%	0.5-1.2%
Expected life of options	4.5 - 5 years	2 months-5 years